PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Details Narrative) - USD ($)		12 Months Ended
	Jun. 10, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Prepayments And Other Current Assets Net
Recognized credit loss	$ 500,000	$ 60,406	$ 60,406	$ 60,406
Reversal of credit loss			$ 13,390	$ 4,552